Intangible Assets and Goodwill - Summary of Aggregate Amount of Goodwill is Allocated to Each Reporting Unit (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Goodwill [Line Items]
Goodwill	$ 2,426,385	$ 22,168,288	$ 25,453,372
Biodroga
Goodwill [Line Items]
Goodwill	$ 2,426,385	2,625,851
Sprout
Goodwill [Line Items]
Goodwill		$ 19,542,437